Subsequent Events	12 Months Ended
Dec. 31, 2010
SUBSEQUENT EVENTS
16. SUBSEQUENT EVENTS
Subsequent to December 31, 2010, the Company started the development, on a speculative basis, of two industrial-flex buildings and it signed leases (one of which is subject to certain approvals) committing it to the development of two 100% leased office buildings. The industrial-flex buildings are expected to contain a total of 103,000 square feet of leasable space and represent an anticipated investment of $15 million. The office buildings are expected to contain a total of 360,000 square feet of leasable space and represent an anticipated investment of $130 million.
In March 2011, the Company repaid $246.5 million of 7.25% Senior Notes due in March 2011.
In May 2011, the Company sold 32 properties totaling 1.4 million square feet in the Company’s Lehigh/Central PA reportable segment and 14 properties totaling 919,000 square feet in the Company’s South reportable segment.

LIBERTY PROPERTY LIMITED PARTNERSHIP
SUBSEQUENT EVENTS
14. SUBSEQUENT EVENTS
Subsequent to December 31, 2010, the Company started the development, on a speculative basis, of two industrial-flex buildings and it signed leases (one of which is subject to certain approvals) committing it to the development of two 100% leased office buildings. The industrial-flex buildings are expected to contain a total of 103,000 square feet of leasable space and represent an anticipated investment of $15 million. The office buildings are expected to contain a total of 360,000 square feet of leasable space and represent an anticipated investment of $130 million.
In March 2011, the Company repaid $246.5 million of 7.25% Senior Notes due in March 2011.
In May 2011, the Company sold 32 properties totaling 1.4 million square feet in the Company’s Lehigh/Central PA reportable segment and 14 properties totaling 919,000 square feet in the Company’s South reportable segment.